LOANS PAYABLE (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jul. 31, 2017	Apr. 30, 2017	Apr. 30, 2016
Debt Instrument [Line Items]
Carrying Value	$ 164,000	$ 178,000	$ 149,000
Estimated Future Payment Within 1 Year	52,000	53,000	54,000
Estimated Future Payment After 1 year	$ 112,000	$ 125,000	$ 95,000
0% automobile loan payable [Member]
Debt Instrument [Line Items]
Maturity Date	May 2019 – June 2019	April 2018 – June 2019	April 2018 – May 2019
Stated Interest Rate	0.00%	0.00%	0.00%
Carrying Value	$ 16,000	$ 18,000	$ 25,000
Estimated Future Payment Within 1 Year	9,000	9,000	10,000
Estimated Future Payment After 1 year	$ 7,000	$ 9,000	$ 15,000
1% automobile loan payable [Member]
Debt Instrument [Line Items]
Maturity Date	November 2022	November 2022
Stated Interest Rate	1.00%	1.00%
Carrying Value	$ 22,000	$ 23,000
Estimated Future Payment Within 1 Year	5,000	5,000
Estimated Future Payment After 1 year	$ 17,000	$ 18,000
3% automobile loan payable [Member]
Debt Instrument [Line Items]
Maturity Date	November 2022	November 2022
Stated Interest Rate	3.00%	3.00%
Carrying Value	$ 23,000	$ 24,000
Estimated Future Payment Within 1 Year	5,000	5,000
Estimated Future Payment After 1 year	$ 18,000	$ 19,000
4% automobile loan payable [Member]
Debt Instrument [Line Items]
Maturity Date	December 2016 – January 2020	December 2016 – January 2020	August 2016 – January 2020
Stated Interest Rate	4.00%	4.00%	4.00%
Carrying Value	$ 21,000	$ 25,000	$ 58,000
Estimated Future Payment Within 1 Year	8,000	9,000	28,000
Estimated Future Payment After 1 year	$ 13,000	$ 16,000	$ 30,000
5% automobile loan payable [Member]
Debt Instrument [Line Items]
Maturity Date	January 2020 – February 2020	January 2020 – February 2020	January 2020 – February 2020
Stated Interest Rate	5.00%	5.00%	5.00%
Carrying Value	$ 46,000	$ 50,000	$ 66,000
Estimated Future Payment Within 1 Year	17,000	17,000	16,000
Estimated Future Payment After 1 year	$ 29,000	$ 33,000	$ 50,000
7% automobile loan payable [Member]
Debt Instrument [Line Items]
Maturity Date	June 2019	June 2019
Stated Interest Rate	7.00%	7.00%
Carrying Value	$ 22,000	$ 23,000
Estimated Future Payment Within 1 Year	5,000	5,000
Estimated Future Payment After 1 year	$ 17,000	$ 18,000
8% automobile loan payable [Member]
Debt Instrument [Line Items]
Maturity Date	October 2021	October 2021
Stated Interest Rate	8.00%	8.00%
Carrying Value	$ 14,000	$ 15,000
Estimated Future Payment Within 1 Year	3,000	3,000
Estimated Future Payment After 1 year	$ 11,000	$ 12,000